Issues Related to Maxus Entities - Additional Information (Detail) $ in Millions, $ in Millions									1 Months Ended	12 Months Ended
	Dec. 29, 2016 USD ($)	Jun. 17, 2016 USD ($)	Mar. 04, 2016 USD ($)	Dec. 16, 2014 USD ($)	Dec. 16, 2014 ARS ($)	Feb. 10, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2007	Jun. 30, 2008 yd²	Dec. 31, 2021 ARS ($)	Jun. 30, 2018 USD ($)	Jun. 14, 2018 USD ($)
Deconsolidation [line items]
Loss Contingency, Estimate of claiming alleged damages Amount											$ 14,000.0
Settllement Agreement [Member]
Deconsolidation [line items]
Maximum litigation a limited liability							$ 400.0
Payment and settlement of environmental liabilities				$ 190.0
New Jersey Court approved the Settlement Agreement [Member]
Deconsolidation [line items]
Payment of litigation settlement							$ 65.0
Feasibility Study and 2016 ROD for the environmental remediation of the lower 8.3 miles of the Passaic River Member [Member]
Deconsolidation [line items]
Estimate on administrative environmental issues for record of decision			$ 1,382.0
Environmental remediation for record of decision			On March 4, 2016, the EPA issued the 2016 ROD choosing the alternative to request the dredging and backfilling of 4.3 million cubic yards and placement of an engineered cap (a physical barrier constructed primarily of sand and stone) as a remedy to address the contaminated sediments. The 2016 ROD estimated that the cost of these remediation works would amount to US$ 1,382 million. In the 2016 ROD the EPA stated that the whole project would take approximately 11 years, including 1 year for negotiations among potentially responsible parties, 3 to 4 years for project design and 6 years for its implementation.
Feasibility study for the lower 17 miles of the Passaic River and the 2021 ROD for the upper 9 miles of the Passaic River Member [Member]
Deconsolidation [line items]
Estimate on administrative environmental issues for record of decision										$ 441
United State Environmental Protection Agency [member] | Removal Action Next to Lister Site [Member]
Deconsolidation [line items]
Removal of cubic yards of sediment | yd²									200,000
Removal phases									2
Top of range [member] | Settllement Agreement [Member]
Deconsolidation [line items]
Payment and settlement of environmental liabilities				$ 400.0
Chapter 11 Plan of Liquidation [Member]
Deconsolidation [line items]
Settlement payment	$ 130.0
Description of settlement payment subject to debtors agreement	On December 29, 2016, the Debtors filed with the Bankruptcy Court their proposed Liquidation Plan under the United States Bankruptcy Code. The Plan foresaw a US$ 130 million Settlement Payment under the 2016 Agreement and provided that if the 2016 Agreement was approved, portions of the US$ 130 million Settlement Payment would be deposited into (i) a liquidating trust for distribution to creditors and (ii) an environmental response trust for use in remediation. Moreover, if the Liquidation Plan were approved, the 2016 Agreement with the Debtors would likely be confirmed and the claims against the YPF Entities, including the alter-ego claims, would be settled and released in exchange for the US$ 130 million Settlement Payment.
Maxus Entities [member]
Deconsolidation [line items]
Remediation alternatives								On June 2007, the EPA released a draft Focused Feasibility Study, which outlined several alternatives for remedial action in the lower 8.3 miles of the Passaic River. On April 11, 2014 the EPA published a new draft feasibility study containing 4 remediation alternatives analyzed by the EPA, as well as the estimate of the cost of each alternative.
Maxus Entities [member] | Settllement Agreement [Member]
Deconsolidation [line items]
Litigation settlement claim amount					$ 190
Maxus Entities [member] | Compliance with the Settlement Agreement [Member]
Deconsolidation [line items]
Payment of litigation settlement						$ 65.0
Maxus Entities [member] | First phase [member] | United State Environmental Protection Agency [member]
Deconsolidation [line items]
Removal phases commenced									2011-07
Removal phases completed									2012-12
Maxus Energy Corporation Liquidating Trust [member]
Deconsolidation [line items]
Claim alleged damages												$ 14,000.0
YPF Holdings [member] | Maxus Entities [member] | Debtor-in-possession loan [member]
Deconsolidation [line items]
Settlement payment		$ 63.1
Return of the outstanding amounts		$ 12.0
YPF Holdings [member] | Maxus Entities [member] | Debtor-in-possession loan [member] | Top of range [member]
Deconsolidation [line items]
Loan to finance the debtors' activities	$ 130.0